STOCKHOLDER'S DEFICIT (Details) - $ / shares		9 Months Ended	12 Months Ended
	Apr. 25, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2024	Feb. 14, 2024	Feb. 17, 2023	Jul. 30, 2020
STOCKHOLDERS DEFICIT [Line Items]
Preferred Stock, Shares Authorized		1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding		0	0	0
Preferred Stock, Shares Issued		0	0	0
Common Stock, Shares Authorized		100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued		2,155,000	2,155,000	1,725,000
Common stock, shares outstanding		2,155,000	2,155,000	1,725,000	1,581,733	3,432,046
Common Stock, Voting Rights		Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.	Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders.
Class of Warrant or Right, Outstanding		7,330,000	7,330,000
Private Placement [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 9.5	$ 9.5				$ 0.0001
Transfer Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination Threshold Percentage Of Total Equity Proceeds		60.00%	60.00%
Warrant Exercise Price Adjustment Percentage		115.00%	115.00%
Redemption Trigger Price Adjustment Percentage		165.00%	165.00%
Founder Shares [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.017
Common stock, shares, issued								1,437,500
Stock Issued During Period, Shares, Stock Splits	225,000	2,155,000	2,155,000	1,725,000
Common stock, shares outstanding				1,725,000
Threshold Period After Business Combination in Which Specified Trading Days Within Any Specified Trading Day Period Commences	150 days
Transfer, Assign, or Sell Any Shares or Warrants After Completion of Initial Business Combination Threshold Consecutive Trading Days	30 days
Common Stock Subject to Mandatory Redemption [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common stock, shares, issued		1,886,221	3,467,954	3,467,954
Common stock, shares outstanding		1,886,221	3,467,954	0
Equity Participation [Member]
STOCKHOLDERS DEFICIT [Line Items]
Units Issued During Period, Shares, New Issues		34,500	34,500
Private Placement [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common stock, shares, issued				430,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5
Warrants or Rights Outstanding, Exercisable Term After Business Combination		30 days	30 days
IPO [Member]
STOCKHOLDERS DEFICIT [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5
Public Warrants [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)		16.5	16.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5
Warrants or Rights Outstanding, Exercisable Term After Business Combination		30 days	30 days
Warrants and Rights Outstanding, Term		5 years	5 years
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights (in Dollars per share)		$ 0.01	$ 0.01
Notice Period for Warrant Redemption		30 days	30 days
Warrant Redemption Condition Minimum Share Price (in Dollars per share)		$ 16.5	$ 16.5
Threshold Period After Business Combination in Which Specified Trading Days Within Any Specified Trading Day Period Commences		20 days	20 days
Transfer, Assign, or Sell Any Shares or Warrants After Completion of Initial Business Combination Threshold Consecutive Trading Days		30 days	30 days
Subject to Forfeiture [Member] | Founder Shares [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common stock, shares outstanding				225,000
No Longer Subject to Forfeiture [Member] | Founder Shares [Member]
STOCKHOLDERS DEFICIT [Line Items]
Common stock, shares, issued			225,000